Related p (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended		9 Months Ended
	Jul. 12, 2024	Mar. 26, 2025	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Upfront payment	$ 2,500,000
Amendment fees	$ 500,000
Advisory fee expense		$ 11,328,565			$ 3,675,569
Advisory fee paid		$ 2,500,000
Monthly installments					8,828,565
Annual patent maintenance fee					$ 20,000
Royalties percentage					4.00%
Utilizes laboratory and patent maintenance services			$ 382	$ 184,449	$ 98,543	$ 382,858
Utilizes laboratory and patent maintenance services payable			499,607		499,607		$ 272,328
Accrued compensation			255,099		255,099		$ 734,874
Research and Development Expense [Member]
Utilizes laboratory and patent maintenance services			382	164,449	98,543	362,858
General and Administrative Expense [Member]
Utilizes laboratory and patent maintenance services			$ 0	$ 20,000	$ 0	$ 20,000